Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 5,888.3	$ 6,633.2	$ 6,142.7
Cost of sales	5,503.6	6,202.7	5,724.2
Gross profit	384.7	430.5	418.5
Selling, general and administrative expenses (SG&A)	227.3	219.0	203.2
Research and development	28.4	28.8	26.2
Amortization of intangible assets	29.6	15.4	8.9
Other charges (recoveries)	(49.9)	61.0	37.0
Earnings from operations	149.3	106.3	143.2
Finance costs	49.5	24.4	10.1
Earnings before income taxes	99.8	81.9	133.1
Income tax expense (recovery)
Current	22.8	39.7	39.1
Deferred	6.7	(56.7)	(11.5)
Income tax expense (recovery)	29.5	(17.0)	27.6
Net earnings	$ 70.3	$ 98.9	$ 105.5
Basic earnings per share (in dollars per share)	$ 0.54	$ 0.71	$ 0.74
Diluted earnings per share (in dollars per share)	$ 0.53	$ 0.70	$ 0.73
Shares used in computing per share amounts (in millions):
Basic (in shares)	131.0	139.4	143.1
Diluted (in shares)	131.8	140.6	145.2